Income Taxes (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Provision for Income Taxes
The provision for income taxes is:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Current Tax
Canada	58	(1)	72	(3)
United States	—	—	—	1
Asia Pacific	34	—	115	—
Other International	—	—	1	—
Total Current Tax Expense (Recovery)	92	(1)	188	(2)
Deferred Tax Expense (Recovery)	191	(177)	281	(656)
	283	(178)	469	(658)